Share capital - Schedule of changes in share capital (Details) - USD ($)		3 Months Ended
		Mar. 31, 2025		Mar. 31, 2024
Class Multiple Voting Shares [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance		12		2
Balance		$ 151,701		$ 151,622
Balance		12		2
Balance		$ 151,701		$ 151,622
Share repurchase, shares			[1],[2]		[3]
Share repurchase, amount			[1],[2]		[3]
Exercise of options, shares	[4]
Exercise of options, amount	[4]
Warrants issued, shares	[5],[6],[7]
Warrants issued, amount	[5],[6],[7]
Shares for debt, shares	[8]
Shares for debt, amount	[8]
Warrants expired, shares			[9]		[10]
Warrants expired, amount			[9]		[10]
Class Subordinate Voting Shares [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance		2,299,502		605,796
Balance		$ 150,318,624		$ 137,626,863
Balance		2,711,073		621,993
Balance		$ 152,884,305		$ 138,498,736
Share repurchase, shares		399,071	[1],[2]	6,362	[3]
Share repurchase, amount		$ 2,495,090	[1],[2]	$ 296,437	[3]
Exercise of options, shares	[4]	12,500
Exercise of options, amount	[4]	$ 70,591
Warrants issued, shares	[5],[6],[7]
Warrants issued, amount	[5],[6],[7]
Shares for debt, shares	[8]			9,835
Shares for debt, amount	[8]			$ 575,436
Warrants expired, shares			[9]		[10]
Warrants expired, amount			[9]		[10]
Information Of Warrant [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance		210,370		158,832
Balance		$ 1,997,759		$ 2,723,356
Balance		526,406		138,832
Balance		$ 1,379,181		$ 2,447,355
Share repurchase, shares			[1],[2]		[3]
Share repurchase, amount			[1],[2]		[3]
Exercise of options, shares	[4]
Exercise of options, amount	[4]
Warrants issued, shares	[5],[6],[7]	346,806
Warrants issued, amount	[5],[6],[7]
Shares for debt, shares	[8]
Shares for debt, amount	[8]
Warrants expired, shares		(30,770)	[9]	(20,000)	[10]
Warrants expired, amount		$ (618,578)	[9]	$ (276,001)	[10]

[1]	On February 7, 2025, a partial amount of the January 2025 Debentures was converted into an aggregate of 152,577 Class B Subordinate Voting Shares (Note 14). On February 26, 2025, the remaining amount was converted into an aggregate of 221,237 Class B Subordinate Voting Shares (Note 14). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the January 2025 Debentures was 373,814 with a total value of $2,463,902 transferred to share capital.
[2]	On March 25, 2025, the full amount of the March 6, 2025 Debenture of $100,000 was converted into an aggregate of 25,257 Class B shares with a value of $31,188 (Note 14).
[3]	During the three months ended March 31, 2024, the Company entered into an at-the-market offering agreement (the “ATM Agreement”) to sell Class B shares, having an aggregate offering price up to $11,154,232. During the three months ended March 31, 2024, the Company issued 6,362 common shares for gross proceeds of $308,433. A cash commission of $9,253, based on 3.0% of the aggregate gross proceeds, plus other trading expenses of $2,743, resulted in total share issuance costs of $11,996. The net proceeds from this raise were $296,437.
[4]	During the three months ended March 31, 2025, the Company issued an aggregate of 12,500 Class B shares upon the exercise of 12,500 share options with an exercise price C$5.25 for total gross proceeds of $45,887. Total amount of $70,591 was transferred to share capital. The market prices on the dates of option exercise ranged between $8.56 to $11.32 per share.
[5]	During the three months ended March 31, 2025, 10,309 warrants of the Company were issued as part of the issuance of March 6, 2025 Debentures (Note 14).
[6]	During the three months ended March 31, 2025, 152,577 warrants of the Company were issued as part of the issuance of January 2025 Debentures (Note 14).
[7]	During the three months ended March 31, 2025, 183,920 warrants of the Company were issued as part of the issuance of March 28, 2025 Debentures (Note 14).
[8]	During the three months ended March 31, 2024, the Company settled an aggregate of $524,324 (C$637,750) of amounts owing to an arm’s length creditor through the issuance of 9,231 Class B shares at a price of $0.903 per Class B share for total value of $541,800. Included in this amount is 55,000 Class B shares issued pursuant to the conversion of RSUs, which vested immediately upon grant (Note 12). Each RSU entitled the holder to acquire one Class B share of the Company upon vesting. The Company incurred a loss on settlement of debt of $17,476 as the share price on the date of issuance was higher than the price stated in the agreement.
[9]	During the three months ended March 31, 2025, 30,770 warrants expired unexercised.
[10]	During the three months ended March 31, 2024, 20,000 warrants expired unexercised.